Basic and Diluted Income (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Income (Loss) Per Share

21. BASIC AND DILUTED INCOME (LOSS) PER SHARE

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Due to the net loss recorded for the year ended December 31, 2019, potential ordinary shares were anti-dilutive for the loss per share calculation.

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Net income (loss) for the year attributable to the equity holders	12,453	15,151	(1,901)
Weighted-average number of ordinary shares, basic	30,886,559	27,595,446	25,477,405
Net income (loss) per share attributable to ordinary shareholders, basic	0.40	0.55	(0.07)
Net income (loss) for the year attributable to the equity holders	12,453	15,151	(1,901)
Weighted-average number of ordinary shares, diluted	33,746,536	30,879,550	25,477,405
Net income (loss) per share attributable to ordinary shareholders, diluted	0.37	0.49	(0.07)

Common stock warrants and options to purchase 7,021,514, 2,854,744 and 3,345,354 ordinary shares were outstanding at December 31, 2021, 2020 and 2019, respectively, that could potentially be dilutive in the future (Note 12).

For disclosures regarding the number of outstanding shares, see Note 10.